Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Product	$ 121,413	$ 98,655	$ 71,264
Maintenance and professional services	99,458	68,186	54,695
Total revenue	220,871	166,841	125,959
Cost of revenue:
Product	24,098	21,678	16,161
Maintenance and professional services	34,771	26,571	16,961
Total cost of revenue	58,869	48,249	33,122
Total gross profit	162,002	118,592	92,837
Operating expenses:
Research and development	47,435	31,490	17,772
Sales and marketing	151,093	127,815	70,269
General and administrative	51,206	30,731	22,874
Total operating expenses	249,734	190,036	110,915
Loss from operations	(87,732)	(71,444)	(18,078)
Interest expense	(1,223)	(2,577)	(2,745)
Other income (expense), net	316	(607)	(488)
Revaluation of warrant liabilities	(727)	1,104	(5,621)
Loss before income taxes	(89,366)	(73,524)	(26,932)
Income tax provision	1,839	1,250	328
Net loss	(91,205)	(74,774)	(27,260)
Deemed dividend on the conversion of Series G redeemable convertible preferred stock	12,810	0	0
Net loss attributable to common stockholders	$ (104,015)	$ (74,774)	$ (27,260)
Net loss per share attributable to common stockholders, basic and diluted (in dollars per share)	$ (9.12)	$ (13.33)	$ (6.61)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted (in shares)	11,405,356	5,609,187	4,121,852